Stock-Based Compensation (Schedule of Liquidation Thresholds) (Detail) (CII [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2014
Common Class B [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	$ 15,000
Common Class C [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	40,000
Common Class D [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	45,000
Common Class E [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	75,000
Common Class F [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	95,000
Common Class G [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	235,000
Common Class H [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	290,000
Common Class I [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	435,000
Common Class J [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	515,000
Common Class K [Member]
Liquidation distribution to previous unit holders required to share in liquidation distribution	$ 545,000